Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON GLOBAL TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Document Creation Date	dei_DocumentCreationDate	May 08, 2018